BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2011
BUSINESS COMBINATION
3.	BUSINESS COMBINATION

The Company completed the following business combinations in 2011:

Acquisition of Qunar

On July 20, 2011, the Company acquired 62.01% of the equity interest of Qunar, a leading provider of travel search products in China, with which the Company expects to achieve significant synergies. The results of Qunar’s operations have been included in the Company’s consolidated financial statements since July 20, 2011.

The total purchase consideration of US$300.28 million is payable in cash, of which US$260.10 million was paid upon acquisition. The remaining US$40.18 million was deposited in an escrow account to pay for liabilities resulting from any breach of the representations and warranties made upon the acquisition or indemnifiable loss incurred, if any, such as claims, damages or penalties. The escrowed amount was reserved and included in restricted cash and will be used to pay for the liabilities or the indemnifiable loss, if any, in 18 months from the acquisition date, after which period any remaining amount will be released and transferred to Qunar’s original selling shareholders.

The Company has completed the valuations necessary to assess the fair values of the tangible and intangible assets acquired and liabilities assumed and the fair value of noncontrolling interests, resulting from which the amount of goodwill was determined and recognized as of the acquisition date. The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of July 20, 2011, the date of acquisition:

	RMB	US$
	(In thousands)

Purchase consideration	1,939,569	300,280

Cash and cash equivalents	83,784	13,312
Short-term investments	38,907	6,182
Accounts receivables	22,292	3,542
Other current assets	24,694	3,923
Property, plant and equipment, net	14,367	2,283
Intangible assets, net	711,570	113,057
Accounts payable and accrued liabilities	(68,529)	(10,888)
Deferred tax liabilities, noncurrent	(136,856)	(21,744)
Noncontrolling interests	(102,922)	(16,353)
Redeemable noncontrolling interests	(942,004)	(149,669)
Goodwill	2,294,266	356,635

The valuations used in the purchase price allocation described above were determined by the Company with the assistance of an independent third party valuation firm. The valuation report utilizes and considers generally accepted valuation methodologies such as the income, market and cost approach.

The redeemable noncontrolling interests were initially recorded at fair value on the acquisition date in accordance with ASC 805-20-30-7. The fair value of the redeemable noncontrolling interests is estimated using the income approach. As Qunar is a private company, the fair value measurement is based on significant inputs that are not observable in the market. The fair value estimates are based on significant inputs that market participants would consider when estimating equity fair value of the same industry, which include (a) a discount rate, (b) a projected terminal value based on EBITDA, (c) financial multiples of companies in the same industry as Qunar and (d) adjustments for lack of control or lack of marketability.

The Company has evaluated the fair value of the acquired intangible assets and has assigned the following value and the estimated useful life to those intangible assets: trademarks of RMB317.60 million (US$50.46 million) with a 10-year useful life, customer relationships of RMB221.7 million (US$35.22 million) with a 10-year useful life, software of RMB14.2 million (US$2.26 million) with a 5-year useful life, and a user list of RMB158.07 million (US$25.11 million) with a 3-year useful life.

The goodwill which is not tax deductible is primarily attributable to synergies expected to be achieved from the acquisition. As of December 31, 2011, there was no impairment in the amount of goodwill resulting from the acquisition of Qunar.

The Company recognized RMB7.58 million (US$1.21 million) of acquisition related costs which were included in general and administrative expenses in the year ended December 31, 2011.

The amount of revenue and net income of Qunar included in the Company’s consolidated statements of comprehensive income from the acquisition date to December 31, 2011 is RMB147.08 million (US$23.37 million) and RMB2.64 million (US$0.42 million), respectively.

The following unaudited pro forma consolidated financial information for the years ended December 31, 2010 and 2011 are presented as if the acquisition had occurred at the beginning of the periods presented. These pro forma results have been prepared for comparative purpose only and do not purport to be indicative of what operating results would have been had the acquisition actually taken place on the date indicated.

Pro forma consolidated statements of comprehensive income

	For the years ended December 31,
	2010	2011	2011
	RMB	RMB	US$
	(In thousands)

Revenue	8,039,726	14,766,530	2,346,165
Net income attributable to Baidu, Inc.	3,466,089	6,543,899	1,039,721

These amounts have been derived after applying the Company’s accounting policies and adjusting the results of Qunar to reflect the additional amortization that would have been charged assuming the fair value adjustments to intangible assets had been applied on January 1, 2010.

Noncontrolling interests

The 34.25% equity interest held by the noncontrolling shareholders of Qunar are ordinary shares redeemable at a fixed price of $1.4553 per share at the holders’ option at any time from the acquisition date of July 20, 2011. The redemption feature is not separately exercisable from the underlying ordinary shares representing the noncontrolling interests as Qunar is not publicly traded and the exercise of the redemption feature results in the ordinary shares being surrendered. Therefore, the redemption feature is considered an embedded feature in the ordinary shares that does not require bifurcation. The redeemable noncontrolling interests are classified as mezzanine equity in the consolidated balance sheets as of December 31, 2011 in accordance with ASC 480-10-S99-1, CFRR: Redeemable Preferred Stock.

There were no shares redeemed in the year ended December 31, 2011. As the noncontrolling interests are currently redeemable at any time after the acquisition date, the adjustments of adjusting the carrying amount of the noncontrolling interests to the fixed redemption amount would be recorded at each reporting date. For noncontrolling interests in the form of ordinary shares, adjustments for noncontrolling ordinary shares redeemable at other than fair value (e.g., a fixed amount or formulaic amount) would affect earnings per share calculation. The Company considered the impact of redemption feature only in the calculation of income available to ordinary shareholders of the Company used in the earnings per share calculation without adjusting net income attributable to the Company. The accretion adjustment impact to earnings per share in the current period was immaterial.

The remaining noncontrolling interests of 3.74% arise from share-based payments that were granted by Qunar prior to the acquisition to its board members and employees and attributable to pre-acquisition service. The underlying ordinary shares for the share-based payments are not redeemable and the share-based payments are classified as permanent equity. The portion of the acquisition-date measurement of the share-based payments that is attributable to pre-acquisition service is recognized as noncontrolling interests and the portion relating to any remaining post-acquisition service is recognized as compensation cost in the post-acquisition financial statements. The fair value of the share-based payments is estimated using the Black-Scholes-Merton valuation model by management, with the assistance of an independent third party valuation firm.

Other acquisitions

The Company also completed other acquisitions during 2011, including an acquisition of a subsidiary engaged in online reading services and subscriptions, and acquisitions of groups of operating assets, each of which met the definition of a business combination in accordance with ASC subtopic 805-10 (“ASC 805-10”), Business Combinations: Overall. The acquired groups of intangible assets included technology, mobile phone software, and trademarks. These acquisitions, which were insignificant individually and in aggregate, resulted of goodwill and intangible assets acquired by RMB174.61 million (US$27.74 million) and RMB32.04 million (US$5.09 million), respectively, and liabilities assumed by RMB37.72 million (US$5.99 million).